EARNINGS / (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Continuing Operations [Member] USD ($)	Dec. 31, 2013 Continuing Operations [Member] CNY	Dec. 31, 2012 Continuing Operations [Member] CNY	Dec. 31, 2011 Continuing Operations [Member] CNY	Dec. 31, 2013 Discontinued Operations [Member] USD ($)	Dec. 31, 2013 Discontinued Operations [Member] CNY	Dec. 31, 2012 Discontinued Operations [Member] CNY	Dec. 31, 2011 Discontinued Operations [Member] CNY
Numerator for basic and diluted earnings per share:
Net income/ (loss) from continuing operations attributable to Viewtran Group, Inc.	$ 2,451	14,840	24,130	(156,605)	$ 3,790	22,943	(118,927)	(247,620)	$ (1,338)	(8,103)	143,057	91,015
Denominator:
Basic weighted average shares	32,907,268	32,907,268	36,355,124	37,094,995	32,907,268	32,907,268	36,355,124	37,094,995	32,907,268	32,907,268	36,355,124	37,094,995
Effect of dilutive non-vested equity share units, performance shares, options and warrants					200,321	200,321	0	0	200,321	200,321	0	0
Diluted weighted average shares	33,107,589	33,107,589	36,355,124	37,094,995	33,107,589	33,107,589	36,355,124	37,094,995	33,107,589	33,107,589	36,355,124	37,094,995
Basic earnings/ (loss) per share	$ 0.08	0.45	0.66	(4.22)	$ 0.12	0.70	(3.27)	(6.68)	$ (0.04)	(0.25)	3.93	2.45
Diluted earnings / (loss) per share	$ 0.07	0.45	0.66	(4.22)	$ 0.11	0.69	(3.27)	(6.68)	$ (0.04)	(0.24)	3.93	2.45